Financing Arrangements - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Arrangements
Long-term debt	$ 219,525	$ 267,950
Longterm debt, net of noncurrent deferred financing costs	219,525	267,950
CIT Bank, N.A. Term Loan
Financing Arrangements
Long-term debt	219,525	267,950
Deferred financing costs	$ 1,800	$ 3,400